Leases - Leases Income Statement (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases [Abstract]
Interest expense on lease liabilities	$ 220
Variable lease payment expenses not included in the measurement of lease liabilities	161
Expenses for leases of low value assets	58
Expenses for short-term leases	$ 30